Sales (Tables)	6 Months Ended
Jun. 30, 2019
Sales [Abstract]
Sales to Single Customers Exceeding 10% of Sales
Sales to single customers exceeding 10% of sales:
	Six-month period ended June 30,
	2019	2018
	US$ thousands

Customer “A”	8,956	10,538
Customer “B”	7,327	*
Customer “C”	*	7,515
* Less than 10% of sales.